DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET (Tables)	6 Months Ended
Jun. 30, 2025
Deposits Prepayments And Other Receivables Net
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

Deposits, prepayments and other receivables, net consist of the following:

	As of
	June 30, 2025	December 31, 2024
Consideration receivable	$1,625,779	$1,625,779
Deposits	101,998	22,484
Prepayments	633,574	2,573,047
Other receivables	122,905	125,326
	2,484,256	4,346,636
Less: allowance for credit losses	(1,748,292)	(1,749,619)
Total	$735,964	$2,597,017

SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for credit losses is as follow:

	As of
	June 30, 2025	December 31, 2024
Balance at beginning, January 1	$(1,749,619)	$—
Allowance for credit losses	—	(1,749,619)
Foreign currency translation	1,327	—
Balance at end, June 30/December 31	$(1,748,292)	$(1,749,619)